Eaton Vance

Core Bond Fund

September 30, 2021 (Unaudited)

Eaton Vance Core Bond Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Core Bond Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At September 30, 2021, the value of the Fund’s investment in the Portfolio was $140,305,702 and the Fund owned 24.5% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Core Bond Portfolio

September 30, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Asset-Backed Securities — 12.1%

Security	Principal Amount (000’s omitted)	Value
Adams Outdoor Advertising L.P., Series 2018-1, Class A, 4.81%, 11/15/48(1)	$697	$733,084
Affirm Asset Securitization Trust, Series 2021-A, Class A, 0.88%, 8/15/25(1)	505	506,191
Aligned Data Centers Issuer, LLC, Series 2021-1A, Class A2, 1.937%, 8/15/46(1)	2,187	2,200,779
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	2,268	2,274,665
DB Master Finance, LLC, Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	328	347,185
Diamond Infrastructure Funding, LLC:
Series 2021-1A, Class A, 1.76%, 4/15/49(1)	1,460	1,441,964
Series 2021-1A, Class C, 3.475%, 4/15/49(1)	313	313,854
Driven Brands Funding, LLC, Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	1,122	1,193,072
FOCUS Brands Funding, LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	958	1,017,257
Foundation Finance Trust, Series 2017-1A, Class A, 3.30%, 7/15/33(1)	387	391,493
Horizon Aircraft Finance III, Ltd., Series 2019-2, Class A, 3.425%, 11/15/39(1)	1,485	1,488,520
Jack in the Box Funding, LLC, Series 2019-1A, Class A2I, 3.982%, 8/25/49(1)	1,573	1,611,257
Jersey Mike’s Funding, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)	1,039	1,107,921
JPMorgan Chase Bank, NA:
Series 2021-2, Class B, 0.889%, 12/26/28(1)	1,945	1,945,220
Series 2021-3, Class B, 0.76%, 2/26/29(1)	1,474	1,473,825
LL ABS Trust, Series 2020-1A, Class A, 2.33%, 1/17/28(1)	221	221,928
Lunar Aircraft, Ltd., Series 2020-1A, Class B, 4.335%, 2/15/45(1)	339	316,660
Marlette Funding Trust, Series 2021-1A, Class A, 0.60%, 6/16/31(1)	195	194,851
Neighborly Issuer, LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	1,367	1,415,382
OneMain Financial Issuance Trust, Series 2018-1A, Class A, 3.30%, 3/14/29(1)	1,144	1,147,419
Oportun Funding XIV, LLC, Series 2021-A, Class B, 1.76%, 3/8/28(1)	419	420,295
Oportun Issuance Trust, Series 2021-B, Class A, 1.47%, 5/8/31(1)	1,547	1,549,318
Pagaya AI Debt Selection Trust:
Series 2021-2, 3.00%, 1/25/29(1)	1,885	1,900,833
Series 2021-3, Class A, 1.15%, 5/15/29(1)	3,375	3,377,045
Series 2021-HG1, Class A, 1.22%, 1/16/29(1)	1,067	1,068,169
Planet Fitness Master Issuer, LLC:
Series 2018-1A, Class A2I, 4.262%, 9/5/48(1)	1,964	1,972,924
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	1,022	1,040,976
ServiceMaster Funding, LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	557	569,984
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	650	676,062
SERVPRO Master Issuer, LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	3,682	3,860,038
Small Business Lending Trust, Series 2020-A, Class A, 2.62%, 12/15/26(1)	168	167,978
Sonic Capital, LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	1,810	1,912,177
SpringCastle America Funding, LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	1,660	1,676,102
Stack Infrastructure Issuer, LLC:
Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	8,685	9,142,791
Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	750	770,885
Sunnova Helios II Issuer, LLC, Series 2021-A, Class A, 1.80%, 2/20/48(1)	268	268,314
Sunnova Sol II Issuer, LLC, Series 2020-2A, Class A, 2.73%, 11/1/55(1)	2,499	2,545,638

Security	Principal Amount (000’s omitted)	Value
Tesla Auto Lease Trust:
Series 2019-A, Class A3, 2.16%, 10/20/22(1)	$3,680	$3,712,626
Series 2020-A, Class A3, 0.68%, 12/20/23(1)	288	289,270
Series 2020-A, Class A4, 0.78%, 12/20/23(1)	361	363,192
Theorem Funding Trust, Series 2021-1A, Class A, 1.21%, 12/15/27(1)	3,409	3,412,906
Towd Point Asset Trust, Series 2018-SL1, Class A, 0.686%, (1 mo. USD LIBOR + 0.60%), 1/25/46(1)(2)	2,545	2,532,519
Vantage Data Centers Issuer, LLC:
Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	1,143	1,181,374
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	2,220	2,211,146
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	964	916,917
Series 2020-A, Class C, 6.657%, 3/15/45(1)	302	221,136

Total Asset-Backed Securities (identified cost $68,183,744)		$69,103,142

Collateralized Mortgage Obligations — 4.2%

Security	Principal Amount (000’s omitted)	Value
Bellemeade Re, Ltd.:
Series 2021-1A, Class M1A, 1.80%, (30-day average SOFR + 1.75%), 3/25/31(1)(2)	$550	$557,975
Series 2021-1A, Class M1B, 2.25%, (30-day average SOFR + 2.20%), 3/25/31(1)(2)	390	401,003
Series 2021-2A, Class M1A, 1.25%, (30-day average SOFR + 1.20%), 6/25/31(1)(2)	857	863,517
Series 2021-3A, Class A2, 1.05%, (30-day average SOFR + 1.00%), 9/25/31(1)(2)	830	835,089
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2017-DNA3, Class M2, 2.586%, (1 mo. USD LIBOR + 2.50%), 3/25/30(2)	757	776,376
Series 2018-DNA1, Class M2AT, 1.136%, (1 mo. USD LIBOR + 1.05%), 7/25/30(2)	1,206	1,202,627
Series 2019-DNA3, Class M2, 2.136%, (1 mo. USD LIBOR + 2.05%), 7/25/49(1)(2)	1,879	1,904,186
Series 2019-DNA4, Class M2, 2.036%, (1 mo. USD LIBOR + 1.95%), 10/25/49(1)(2)	491	493,905
Series 2020-DNA5, Class M2, 2.85%, (30-day average SOFR + 2.80%), 10/25/50(1)(2)	439	444,507
Series 2020-DNA6, Class M2, 2.05%, (30-day average SOFR + 2.00%), 12/25/50(1)(2)	1,215	1,226,596
Series 2021-DNA3, Class M1, 0.80%, (30-day average SOFR + 0.75%), 10/25/33(1)(2)	1,015	1,017,538
Federal National Mortgage Association:
Series 2005-58, Class MA, 5.50%, 7/25/35	108	120,725
Series 2011-135, Class PK, 4.50%, 5/25/40	257	263,517
Series 2013-6, Class HD, 1.50%, 12/25/42	77	78,217
Series 2014-70, Class KP, 3.50%, 3/25/44	510	538,085
Series 2018-M4, Class A2, 3.161%, 3/25/28(3)	601	657,735
Series 2019-M1, Class A2, 3.673%, 9/25/28(3)	2,771	3,141,475
Series 2020-M1, Class A2, 2.444%, 10/25/29	4,434	4,697,557
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2013-C01, Class M2, 5.336%, (1 mo. USD LIBOR + 5.25%), 10/25/23(2)	706	736,626
Series 2014-C02, Class 2M2, 2.686%, (1 mo. USD LIBOR + 2.60%), 5/25/24(2)	325	329,764
Series 2014-C03, Class 2M2, 2.986%, (1 mo. USD LIBOR + 2.90%), 7/25/24(2)	564	576,113
Series 2017-C06, Class 1M2, 2.736%, (1 mo. USD LIBOR + 2.65%), 2/25/30(2)	922	940,356
Series 2018-R07, Class 1M2, 2.486%, (1 mo. USD LIBOR + 2.40%), 4/25/31(1)(2)	297	298,576
Series 2019-R05, Class 1M2, 2.086%, (1 mo. USD LIBOR + 2.00%), 7/25/39(1)(2)	66	66,267
Home Re, Ltd., Series 2021-1, Class M1B, 1.636%, (1 mo. USD LIBOR + 1.55%), 7/25/33(1)(2)	1,135	1,131,909

Security	Principal Amount (000’s omitted)	Value
Toorak Mortgage Corp., Ltd., Series 2020-1, Class A1, 2.734% to 1/25/23, 3/25/23(1)(4)	$730	$734,086

Total Collateralized Mortgage Obligations (identified cost $23,496,805)		$24,034,327

Commercial Mortgage-Backed Securities — 8.9%

Security	Principal Amount (000’s omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class DNM, 3.843%, 11/5/32(1)(3)	$3,325	$3,286,662
Series 2019-BPR, Class FNM, 3.843%, 11/5/32(1)(3)	1,635	1,401,320
BX Commercial Mortgage Trust:
Series 2019-XL, Class A, 1.004%, (1 mo. USD LIBOR + 0.92%), 10/15/36(1)(2)	2,934	2,942,297
Series 2019-XL, Class B, 1.164%, (1 mo. USD LIBOR + 1.08%), 10/15/36(1)(2)	1,166	1,168,432
Series 2021-VOLT, Class B, 1.034%, (1 mo. USD LIBOR + 0.95%), 9/15/36(1)(2)	3,103	3,109,870
Series 2021-VOLT, Class C, 1.184%, (1 mo. USD LIBOR + 1.10%), 9/15/36(1)(2)	1,461	1,464,856
Series 2021-VOLT, Class D, 1.734%, (1 mo. USD LIBOR + 1.65%), 9/15/36(1)(2)	1,074	1,076,727
CFCRE Commercial Mortgage Trust:
Series 2016-C7, Class C, 4.555%, 12/10/54(3)	1,250	1,241,995
Series 2016-C7, Class D, 4.555%, 12/10/54(1)(3)	2,000	1,819,494
CGMS Commercial Mortgage Trust, Series 2017-MDRB, Class C, 2.584%, (1 mo. USD LIBOR + 2.50%), 7/15/30(1)(2)	3,000	2,951,600
COMM Mortgage Trust, Series 2014-CR21, Class C, 4.421%, 12/10/47(3)	500	520,840
Credit Suisse Mortgage Trust, Series 2016-NXSR, Class C, 4.354%, 12/15/49(3)	1,775	1,590,363
Extended Stay America Trust:
Series 2021-ESH, Class A, 1.164%, (1 mo. USD LIBOR + 1.08%), 7/15/38(1)(2)	495	497,693
Series 2021-ESH, Class C, 1.784%, (1 mo. USD LIBOR + 1.70%), 7/15/38(1)(2)	1,729	1,744,407
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust, Series 2020-01, Class M10, 3.836%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(2)	1,260	1,310,359
Hawaii Hotel Trust, Series 2019-MAUI, Class A, 1.234%, (1 mo. USD LIBOR + 1.15%), 5/15/38(1)(2)	2,443	2,450,367
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class D, 4.553%, 9/15/47(1)(3)	990	769,263
Series 2014-C25, Class D, 3.941%, 11/15/47(1)(3)	1,960	1,584,424
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2011-C5, Class D, 5.752%, 8/15/46(1)(3)	832	826,924
Series 2012-CIBX, Class AS, 4.271%, 6/15/45	3,325	3,389,655
Series 2013-C13, Class D, 4.077%, 1/15/46(1)(3)	2,000	2,040,133
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class C, 4.733%, 5/15/49(3)(5)	993	1,045,742
Morgan Stanley Capital I Trust:
Series 2016-UBS12, Class D, 3.312%, 12/15/49(1)(5)	1,745	1,009,277
Series 2019-BPR, Class A, 1.484%, (1 mo. USD LIBOR + 1.40%), 5/15/36(1)(2)(5)	2,521	2,500,426
Motel Trust, Series 2021-MTL6, Class A, 0.984%, (1 mo. USD LIBOR + 0.90%), 9/15/38(1)(2)	794	796,520
Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class C, 2.284%, (1 mo. USD LIBOR + 2.20%), 6/15/35(1)(2)	5,000	4,502,398
Provident Funding Mortgage Trust, Series 2020-1, Class A3, 3.00%, 2/25/50(1)	29	28,711
SLG Office Trust, Series 2021-OVA, Class A, 2.585%, 7/15/41(1)	2,427	2,514,560

Security	Principal Amount (000’s omitted)	Value
Wells Fargo Commercial Mortgage Trust:
Series 2015-LC22, Class C, 4.709%, 9/15/58(3)	$900	$952,607
Series 2016-C35, Class D, 3.142%, 7/15/48(1)	500	429,146

Total Commercial Mortgage-Backed Securities (identified cost $52,012,347)		$50,967,068

U.S. Government Agency Mortgage-Backed Securities — 11.2%
Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Pool #A93547, 4.50%, 8/1/40	$386	$431,242
Pool #C03490, 4.50%, 8/1/40	231	257,414
Pool #C09031, 2.50%, 2/1/43	895	927,960
Pool #G07589, 5.50%, 6/1/41	1,431	1,666,329
Pool #G08596, 4.50%, 7/1/44	371	412,084
Pool #G08670, 3.00%, 10/1/45	529	560,518
Pool #G08701, 3.00%, 4/1/46	711	751,559
Pool #G60608, 4.00%, 5/1/46	1,747	1,903,466
Pool #G60761, 3.00%, 10/1/43	910	971,855
Pool #Q17453, 3.50%, 4/1/43	908	985,261
Pool #Q34310, 3.50%, 6/1/45	600	646,228
Pool #Q40264, 3.50%, 5/1/46	512	548,179
Pool #Q45051, 3.00%, 12/1/46	1,789	1,913,924
Pool #Q46889, 3.50%, 3/1/47	1,337	1,449,933
Pool #Q47999, 4.00%, 5/1/47	1,526	1,669,309
Pool #ZT0383, 3.50%, 3/1/48	653	693,541

		$15,788,802

Federal National Mortgage Association:
2.50%, 30-Year, TBA(6)	$24,521	$25,288,241
3.00%, 30-Year, TBA(6)	6,075	6,358,574
Pool #AB3678, 3.50%, 10/1/41	2,126	2,329,267
Pool #AL7524, 5.00%, 7/1/41	387	440,957
Pool #AS3892, 4.00%, 11/1/44	510	559,156
Pool #AS5332, 4.00%, 7/1/45	508	555,459
Pool #AS6014, 4.00%, 10/1/45	303	331,498
Pool #BA0891, 3.50%, 1/1/46	1,111	1,190,483
Pool #BA3938, 3.50%, 1/1/46	718	770,098
Pool #BD1183, 3.50%, 12/1/46	406	435,960
Pool #BE2316, 3.50%, 1/1/47	1,339	1,433,980
Pool #BM1144, 2.50%, 3/1/47	1,006	1,041,413
Pool #FM7023, 3.00%, 7/1/49	1,507	1,577,022
Pool #MA1789, 4.50%, 2/1/44	373	411,975
Pool #MA2653, 4.00%, 6/1/46	765	833,782

		$43,557,865

Security	Principal Amount (000’s omitted)	Value
Government National Mortgage Association:
Pool #AQ1784, 3.50%, 12/20/45	$1,301	$1,417,501
Pool #CB2653, 2.50%, 3/20/51	1,524	1,583,196
Pool #CB8629, 2.50%, 4/20/51	2,124	2,216,237

		$5,216,934

Total U.S. Government Agency Mortgage-Backed Securities (identified cost $63,635,948)		$64,563,601

Corporate Bonds — 42.1%
Security	Principal Amount (000’s omitted)	Value
Aerospace & Defense — 0.4%
Delta Air Lines, Inc., 3.625%, 3/15/22	$914	$922,154
Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(1)	1,436	1,602,027

		$2,524,181

Automotive — 0.8%
General Motors Co.:
4.20%, 10/1/27	$2,383	$2,650,697
5.40%, 4/1/48	1,563	1,941,439

		$4,592,136

Banks — 15.4%
Australia & New Zealand Banking Group, Ltd., 2.95% to 7/22/25, 7/22/30(1)(7)	$2,150	$2,235,791
Banco Safra S.A., 4.125%, 2/8/23(1)	1,210	1,250,341
Banco Santander S.A., 1.722% to 9/14/26, 9/14/27(7)	1,200	1,195,066
Bank of America Corp.:
1.734% to 7/22/26, 7/22/27(7)	3,431	3,447,396
1.898% to 7/23/30, 7/23/31(7)	2,400	2,315,790
1.922% to 10/24/30, 10/24/31(7)	1,806	1,738,700
2.087% to 6/14/28, 6/14/29(7)	3,387	3,383,646
2.299% to 7/21/31, 7/21/32(7)	2,050	2,022,131
2.456% to 10/22/24, 10/22/25(7)	963	1,006,186
3.974% to 2/7/29, 2/7/30(7)	807	904,202
BankUnited, Inc., 5.125%, 6/11/30	521	602,490
Barclays PLC:
2.852% to 5/7/25, 5/7/26(7)	2,585	2,716,148
4.836%, 5/9/28	1,610	1,820,789
BBVA Bancomer S.A./Texas:
1.875%, 9/18/25(1)	1,165	1,172,806
5.125% to 1/18/28, 1/18/33(1)(7)	1,000	1,043,895
Capital One Bank (USA), N.A., 3.375%, 2/15/23	892	928,012
Capital One Financial Corp.:
3.30%, 10/30/24	3,227	3,463,258
3.75%, 4/24/24	700	751,232
Citigroup, Inc.:
2.666% to 1/29/30, 1/29/31(7)	912	934,486
3.106% to 4/8/25, 4/8/26(7)	1,447	1,536,855

Security	Principal Amount (000’s omitted)	Value
3.668% to 7/24/27, 7/24/28(7)	$1,685	$1,853,343
3.70%, 1/12/26	1,000	1,098,988
3.887% to 1/10/27, 1/10/28(7)	909	1,005,181
4.00% to 12/10/25(7)(8)	1,090	1,132,183
4.075% to 4/23/28, 4/23/29(7)	1,855	2,080,261
Commonwealth Bank of Australia, 3.61% to 9/12/29, 9/12/34(1)(7)	982	1,042,023
Deutsche Bank AG/New York, NY, 2.222% to 9/18/23, 9/18/24(7)	1,516	1,554,290
Discover Bank, 4.682% to 8/9/23, 8/9/28(7)	1,193	1,269,500
Discover Financial Services, 3.95%, 11/6/24	490	530,977
Goldman Sachs Group, Inc. (The):
2.905% to 7/24/22, 7/24/23(7)	1,909	1,946,035
3.75%, 2/25/26	970	1,064,920
3.85%, 1/26/27	1,510	1,660,017
5.75%, 1/24/22	951	967,149
HSBC Holdings PLC, 2.357% to 8/18/30, 8/18/31(7)	982	971,708
International Bank for Reconstruction & Development, 0.18%, (SOFR + 0.13%), 1/13/23(2)	2,756	2,758,150
JPMorgan Chase & Co.:
0.63%, (SOFR + 0.58%), 3/16/24(2)	482	483,856
1.47% to 9/22/26, 9/22/27(7)	1,953	1,941,299
2.522% to 4/22/30, 4/22/31(7)	1,500	1,531,173
2.739% to 10/15/29, 10/15/30(7)	3,235	3,351,865
2.956% to 5/13/30, 5/13/31(7)	634	659,955
3.782% to 2/1/27, 2/1/28(7)	1,000	1,102,573
5.625%, 8/16/43	628	870,888
Lloyds Banking Group PLC, 2.438% to 2/5/25, 2/5/26(7)	1,661	1,723,910
Macquarie Bank, Ltd.:
3.052% to 3/3/31, 3/3/36(1)(7)	1,854	1,837,235
3.624%, 6/3/30(1)	970	1,018,955
National Bank of Canada, 0.55% to 11/15/23, 11/15/24(7)	1,294	1,291,739
PPTT, 2006-A GS, Class A, 5.626%(1)(8)(9)	259	287,980
Santander Holdings USA, Inc.:
3.45%, 6/2/25	1,788	1,915,235
4.50%, 7/17/25	712	784,763
Societe Generale S.A., 4.75% to 5/26/26(1)(7)(8)	777	795,943
Standard Chartered PLC:
1.319% to 10/14/22, 10/14/23(1)(7)	800	805,175
1.456% to 1/14/26, 1/14/27(1)(7)	808	795,901
Synovus Bank/Columbus, GA:
2.289% to 2/10/22, 2/10/23(7)	2,450	2,461,018
4.00% to 10/29/25, 10/29/30(7)	940	985,208
Synovus Financial Corp., 3.125%, 11/1/22	622	636,222
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(7)	655	681,835
Truist Financial Corp.:
1.267% to 3/2/26, 3/2/27(7)	1,185	1,181,338
5.10% to 3/1/30(7)(8)	1,427	1,643,904

Security	Principal Amount (000’s omitted)	Value
UBS AG, 1.25%, 6/1/26(1)	$1,442	$1,435,421
UBS Group AG, 2.095% to 2/11/31, 2/11/32(1)(7)	1,652	1,608,306
Westpac Banking Corp., 2.668% to 11/15/30, 11/15/35(7)	966	946,577

		$88,182,219

Beverages — 0.1%
Coca-Cola Europacific Partners PLC, 1.50%, 1/15/27(1)	$541	$537,381

		$537,381

Biotechnology — 0.3%
Royalty Pharma PLC, 3.35%, 9/2/51	$1,588	$1,507,464

		$1,507,464

Building Materials — 1.6%
Builders FirstSource, Inc., 5.00%, 3/1/30(1)	$2,715	$2,896,579
Eagle Materials, Inc., 2.50%, 7/1/31	3,005	2,988,456
Owens Corning, 3.95%, 8/15/29	2,512	2,807,119
Vulcan Materials Co., 4.50%, 6/15/47	479	581,846

		$9,274,000

Chemicals — 0.4%
Alpek SAB de CV:
3.25%, 2/25/31(1)	$1,200	$1,214,226
4.25%, 9/18/29(1)	920	987,298

		$2,201,524

Commercial Services — 1.1%
Ashtead Capital, Inc., 4.25%, 11/1/29(1)	$1,752	$1,924,994
Block Financial, LLC, 3.875%, 8/15/30	1,362	1,482,173
Ford Foundation (The), 2.415%, 6/1/50	650	620,525
Western Union Co. (The), 6.20%, 11/17/36	1,545	1,972,496

		$6,000,188

Computers — 0.7%
DXC Technology Co., 2.375%, 9/15/28	$1,181	$1,167,723
Seagate HDD Cayman:
3.375%, 7/15/31(1)	870	849,338
4.091%, 6/1/29	463	486,944
5.75%, 12/1/34	1,473	1,725,251

		$4,229,256

Consumer Products — 0.2%
Natura Cosmeticos S.A., 4.125%, 5/3/28(1)	$1,117	$1,132,080

		$1,132,080

Diversified Financial Services — 4.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
4.50%, 9/15/23	$1,246	$1,327,923
6.50%, 7/15/25	742	860,667
Affiliated Managers Group, Inc., 3.30%, 6/15/30	1,810	1,938,172
Air Lease Corp., 2.875%, 1/15/26	700	731,768
Alliance Data Systems Corp., 4.75%, 12/15/24(1)	1,140	1,169,079
Banco BTG Pactual S.A., 4.50%, 1/10/25(1)	3,000	3,086,280

Security	Principal Amount (000’s omitted)	Value
Brookfield Finance, LLC, 3.45%, 4/15/50	$1,943	$2,009,499
CI Financial Corp.:
3.20%, 12/17/30	1,403	1,457,549
4.10%, 6/15/51	1,090	1,173,933
Ford Motor Credit Co., LLC:
0.999%, (3 mo. USD LIBOR + 0.88%), 10/12/21(2)	1,566	1,566,011
2.979%, 8/3/22	2,203	2,229,789
4.14%, 2/15/23	300	307,935
KKR Group Finance Co. VII, LLC, 3.625%, 2/25/50(1)	1,350	1,453,587
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp.:
4.50%, 3/15/27(1)	432	492,077
4.875%, 4/15/45(1)	1,157	1,337,180
Stifel Financial Corp., 4.00%, 5/15/30	1,408	1,571,016
UniCredit SpA, 5.459% to 6/30/30, 6/30/35(1)(7)	611	674,637

		$23,387,102

Electric Utilities — 1.1%
AES Corp. (The), 2.45%, 1/15/31	$2,342	$2,312,878
Enel Finance International N.V., 1.375%, 7/12/26(1)	873	868,448
Entergy Corp., 4.00%, 7/15/22	1,046	1,068,969
ITC Holdings Corp., 4.05%, 7/1/23	680	714,038
NextEra Energy Capital Holdings, Inc., 1.90%, 6/15/28	1,240	1,241,561
NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(1)	38	40,229

		$6,246,123

Electrical and Electronic Equipment — 1.1%
Jabil, Inc.:
3.00%, 1/15/31	$2,773	$2,847,310
3.60%, 1/15/30	2,207	2,394,940
4.70%, 9/15/22	934	971,356

		$6,213,606

Foods — 0.9%
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.75%, 12/1/31(1)	$1,587	$1,653,305
Kraft Heinz Foods Co., 4.375%, 6/1/46	1,757	2,002,729
Smithfield Foods, Inc.:
2.625%, 9/13/31(1)	1,120	1,089,981
3.00%, 10/15/30(1)	210	211,624

		$4,957,639

Health Care — 0.6%
Centene Corp.:
2.50%, 3/1/31	$1,583	$1,563,213
3.375%, 2/15/30	784	812,655
4.25%, 12/15/27	798	836,224

		$3,212,092

Insurance — 0.7%
Athene Global Funding, 2.45%, 8/20/27(1)	$2,795	$2,885,396
Liberty Mutual Group, Inc., 4.125%, 12/15/51(1)(7)	823	846,260

		$3,731,656

Security	Principal Amount (000’s omitted)	Value
Lodging and Gaming — 0.1%
Hyatt Hotels Corp.:
1.30%, 10/1/23(10)	$577	$577,847
1.80%, 10/1/24(10)	237	237,536

		$815,383

Machinery — 0.9%
Flowserve Corp., 3.50%, 10/1/30	$695	$726,544
nVent Finance S.a.r.l., 4.55%, 4/15/28	2,700	2,965,537
Valmont Industries, Inc., 5.25%, 10/1/54	1,373	1,718,689

		$5,410,770

Media — 1.5%
Charter Communications Operating, LLC/Charter Communications Operating Capital:
2.80%, 4/1/31	$1,269	$1,272,912
4.80%, 3/1/50	2,895	3,254,601
Comcast Corp.:
2.45%, 8/15/52	2,146	1,897,532
2.937%, 11/1/56(1)	832	787,401
Discovery Communications, LLC, 5.20%, 9/20/47	1,321	1,648,821

		$8,861,267

Miscellaneous Manufacturing — 0.2%
Hexcel Corp., 4.20%, 2/15/27	$786	$859,327

		$859,327

Oil and Gas — 0.9%
Helmerich & Payne, Inc., 2.90%, 9/29/31(1)	$712	$714,273
National Fuel Gas Co., 2.95%, 3/1/31	1,707	1,730,552
NOV, Inc., 3.60%, 12/1/29	961	1,011,437
Patterson-UTI Energy, Inc., 3.95%, 2/1/28	1,830	1,840,072

		$5,296,334

Other Revenue — 0.8%
BlueHub Loan Fund, Inc., 3.099%, 1/1/30	$3,160	$3,274,897
OneMain Finance Corp., 3.50%, 1/15/27	1,146	1,147,948

		$4,422,845

Pharmaceuticals — 0.2%
CVS Health Corp., 3.00%, 8/15/26	$1,236	$1,327,825

		$1,327,825

Pipelines — 0.3%
Plains All America Pipeline, L.P./PAA Finance Corp., 3.55%, 12/15/29	$1,851	$1,948,619

		$1,948,619

Real Estate Investment Trusts (REITs) — 2.1%
Agree, L.P., 2.00%, 6/15/28	$520	$516,021
Digital Realty Trust, L.P., 3.70%, 8/15/27	1,272	1,414,863
Extra Space Storage, L.P., 2.55%, 6/1/31	1,011	1,014,382
HAT Holdings I, LLC/HAT Holdings II, LLC, 3.375%, 6/15/26(1)	1,436	1,459,335
Iron Mountain, Inc.:
4.50%, 2/15/31(1)	977	992,192

Security	Principal Amount (000’s omitted)	Value
5.00%, 7/15/28(1)	$339	$353,763
Life Storage, L.P., 2.40%, 10/15/31(10)	1,473	1,459,940
Newmark Group, Inc., 6.125%, 11/15/23	2,890	3,130,593
SITE Centers Corp., 3.625%, 2/1/25	874	926,651
Sun Communities Operating, L.P.:
2.30%, 11/1/28(10)	543	544,343
2.70%, 7/15/31	455	460,254

		$12,272,337

Retail-Specialty and Apparel — 1.1%
7-Eleven, Inc., 0.80%, 2/10/24(1)	$1,478	$1,477,790
Macy’s Retail Holdings, LLC, 2.875%, 2/15/23	1,182	1,201,207
Nordstrom, Inc.:
4.25%, 8/1/31	819	830,430
4.375%, 4/1/30	1,040	1,064,535
5.00%, 1/15/44	1,508	1,481,158

		$6,055,120

Technology — 0.1%
Western Digital Corp., 4.75%, 2/15/26	$690	$765,051

		$765,051

Telecommunications — 2.6%
AT&T, Inc.:
3.55%, 9/15/55	$1,251	$1,236,187
3.65%, 6/1/51	2,875	2,935,574
3.65%, 9/15/59	372	371,705
3.80%, 12/1/57	2,258	2,311,515
Nokia Oyj:
4.375%, 6/12/27	981	1,077,874
6.625%, 5/15/39	1,242	1,697,653
SES Global Americas Holdings GP, 5.30%, 3/25/44(1)	661	757,385
SES S.A., 5.30%, 4/4/43(1)	393	450,177
T-Mobile USA, Inc.:
2.25%, 11/15/31	278	272,830
2.55%, 2/15/31	646	648,724
2.625%, 4/15/26	1,394	1,427,107
4.50%, 4/15/50	1,511	1,764,485

		$14,951,216

Transportation — 0.3%
FedEx Corp., 4.55%, 4/1/46	$500	$592,121
SMBC Aviation Capital Finance DAC, 3.55%, 4/15/24(1)	1,200	1,271,188

		$1,863,309

Utilities — 1.5%
American Water Capital Corp.:
2.30%, 6/1/31	$2,740	$2,771,168
2.95%, 9/1/27	1,426	1,535,739

Security	Principal Amount (000’s omitted)	Value
Southern Co. (The), Series B, 4.00% to 10/15/25, 1/15/51(7)	$1,704	$1,805,507
Southern Co. Gas Capital Corp.:
2.45%, 10/1/23	1,060	1,098,108
3.95%, 10/1/46	1,270	1,411,549

		$8,622,071

Total Corporate Bonds (identified cost $232,863,162)		$241,400,121

Preferred Securities — 0.9%

Security	Shares	Value
Oil, Gas & Consumable Fuels — 0.1%
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(7)	24,632	$523,923

		$523,923

Real Estate Management & Development — 0.4%
Brookfield Property Partners, L.P., Series A, 5.75%	85,000	$1,994,950

		$1,994,950

Wireless Telecommunication Services — 0.4%
United States Cellular Corp., 5.50%	93,600	$2,474,784

		$2,474,784

Total Preferred Securities (identified cost $4,982,096)		$4,993,657

Senior Floating-Rate Loans — 1.5%(11)

Borrower/Description	Principal Amount (000’s omitted)	Value
Building and Development — 0.2%
Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 2.834%, (1 mo. USD LIBOR + 2.75%), 8/21/25	$1,216	$1,207,196

		$1,207,196

Drugs — 0.3%
PPD, Inc., Term Loan, 2.50%, (1 mo. USD LIBOR + 2.00%, Floor 0.50%), 1/13/28	$1,791	$1,790,215

		$1,790,215

Electronics/Electrical — 0.3%
Hyland Software, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 7/1/24	$1,004	$1,006,908
MA FinanceCo., LLC, Term Loan, 2.834%, (1 mo. USD LIBOR + 2.75%), 6/21/24	76	75,499
Seattle Spinco, Inc., Term Loan, 2.834%, (1 mo. USD LIBOR + 2.75%), 6/21/24	514	509,859

		$1,592,266

Borrower/Description	Principal Amount (000’s omitted)	Value
Equipment Leasing — 0.1%
Avolon TLB Borrower 1 (US), LLC, Term Loan, 2.50%, (1 mo. USD LIBOR + 1.75%, Floor 0.75%), 1/15/25	$631	$629,313

		$629,313

Health Care — 0.1%
Change Healthcare Holdings, LLC, Term Loan, 3.50%, (USD LIBOR + 2.50%, Floor 1.00%), 3/1/24(12)	$739	$739,224

		$739,224

Insurance — 0.1%
Asurion, LLC:
Term Loan, 3.209%, (1 mo. USD LIBOR + 3.125%), 11/3/23	$457	$455,307
Term Loan, 3.334%, (1 mo. USD LIBOR + 3.25%), 12/23/26	248	244,739

		$700,046

Leisure Goods/Activities/Movies — 0.1%
Bombardier Recreational Products, Inc., Term Loan, 2.084%, (1 mo. USD LIBOR + 2.00%), 5/24/27	$243	$241,492

		$241,492

Telecommunications — 0.3%
CenturyLink, Inc., Term Loan, 2.334%, (1 mo. USD LIBOR + 2.25%), 3/15/27	$491	$486,474
Level 3 Financing, Inc., Term Loan, 1.834%, (1 mo. USD LIBOR + 1.75%), 3/1/27	250	246,926
Ziggo Financing Partnership, Term Loan, 2.584%, (1 mo. USD LIBOR + 2.50%), 4/30/28	1,000	993,125

		$1,726,525

Total Senior Floating-Rate Loans (identified cost $8,652,694)		$8,626,277

Sovereign Government Bonds — 1.2%

Security	Principal Amount (000’s omitted)	Value
Kreditanstalt fuer Wiederaufbau, 2.00%, 9/29/22	$7,000	$7,129,481

Total Sovereign Government Bonds (identified cost $7,128,029)		$7,129,481

Taxable Municipal Obligations — 2.0%
Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 0.3%
California Health Facilities Financing Authority, (No Place Like Home Program), 3.034%, 6/1/34	$1,430	$1,522,335

		$1,522,335

Water and Sewer — 1.7%
Narragansett Bay Commission, RI, Wastewater System Revenue, Green Bonds:
2.094%, 9/1/30	$820	$835,219
2.184%, 9/1/31	650	661,986

Security	Principal Amount (000’s omitted)	Value
2.264%, 9/1/32	$585	$595,179
2.344%, 9/1/33	635	647,319
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, 3.303%, 11/1/39	6,750	7,219,260

		$9,958,963

Total Taxable Municipal Obligations (identified cost $10,870,000)		$11,481,298

U.S. Treasury Obligations — 20.3%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bonds:
1.375%, 8/15/50	$2,806	$2,368,659
1.625%, 11/15/50	8,674	7,795,239
1.875%, 2/15/41	1,069	1,046,033
1.875%, 2/15/51	7,427	7,084,662
2.00%, 8/15/51	917	900,953
2.25%, 5/15/41	4,238	4,408,182
U.S. Treasury Inflation-Protected Note, 0.75%, 7/15/28(13)	2,514	2,880,424
U.S. Treasury Notes:
0.125%, 1/31/23	8,469	8,466,353
0.125%, 7/31/23	13,550	13,522,212
0.125%, 8/15/23	4,423	4,412,806
0.25%, 6/15/24	978	972,850
0.25%, 5/31/25	3,310	3,254,920
0.375%, 11/30/25	1,414	1,387,322
0.375%, 12/31/25	12,408	12,160,809
0.375%, 1/31/26	8,006	7,835,873
0.50%, 2/28/26	3,144	3,091,559
0.625%, 7/31/26	6,812	6,703,434
0.75%, 4/30/26	4,590	4,555,575
1.00%, 7/31/28	3,735	3,663,218
1.125%, 2/29/28	5,780	5,745,004
1.125%, 8/31/28	1,045	1,032,836
1.25%, 3/31/28	2,415	2,415,660
1.25%, 4/30/28	8,955	8,950,802
1.25%, 6/30/28	1,455	1,452,101
1.625%, 5/15/31	432	437,130

Total U.S. Treasury Obligations (identified cost $117,419,075)		$116,544,616

Short-Term Investments — 0.1%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.05%(14)	$661,200	$661,200

Total Short-Term Investments (identified cost $661,200)		$661,200

Total Investments — 104.5% (identified cost $589,905,100)		$599,504,788

Other Assets, Less Liabilities — (4.5)%		$(25,810,863)

Net Assets — 100.0%		$573,693,925

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2021, the aggregate value of these securities is $171,849,444 or 30.0% of the Portfolio’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at September 30, 2021.

(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at September 30, 2021.

(4)	Step coupon security. Interest rate represents the rate in effect at September 30, 2021.

(5)	Represents an investment in an issuer that may be deemed to be an affiliate effective March 1, 2021.

(6)

TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.

(7)	Security converts to variable rate after the indicated fixed-rate coupon period.

(8)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(9)	Variable rate security. The stated interest rate, which resets quarterly, is determined at auction and represents the rate in effect at September 30, 2021.

(10)	When-issued security.

(11)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or a minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(12)

The stated interest rate represents the weighted average interest rate at September 30, 2021 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(13)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(14)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2021.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Interest Rate Futures
U.S. 2-Year Treasury Note	31	Long	12/31/21	$6,821,695	$1,109
U.S. 10-Year Treasury Note	25	Long	12/21/21	3,290,235	(32,460)
U.S. Ultra-Long Treasury Bond	110	Long	12/21/21	21,016,875	(570,160)
U.S. Ultra 10-Year Treasury Note	(393)	Short	12/21/21	(57,083,250)	774,413

					$172,902

Abbreviations:

LIBOR	-	London Interbank Offered Rate

PPTT	-	Preferred Pass-Through Trust

SOFR	-	Secured Overnight Financing Rate

TBA	-	To Be Announced

Currency Abbreviations:
USD	-	United States Dollar

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio enters into U.S. Treasury futures contracts to hedge against fluctuations in interest rates.

At September 30, 2021, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio invested in issuers that may be deemed to be affiliated with Morgan Stanley. At September 30, 2021, the value of the Portfolio’s investment in affiliated issuers and funds was $5,216,645, which represents 0.9% of the Portfolio’s net assets. Transactions in affiliated issuers and funds by the Portfolio for the fiscal year to date ended September 30, 2021 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Units, end of period

Commercial Mortgage-Backed Securities
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C29, Class C, 4.733%, 5/15/49(1)	$—	$—	$—	$—	$(4,253)	$1,045,742	$28,108	$993,200
Morgan Stanley Capital I Trust:
Series 2016-UBS12, Class D, 3.312%, 12/15/49(1)	—	—	—	—	448	1,009,277	42,244	1,745,000
Series 2019-BPR, Class A, 1.484%, (1 mo. USD LIBOR + 1.40%), 5/15/36(1)	—	—	—	—	48,035	2,500,426	22,565	2,521,000
Corporate Bonds
Morgan Stanley:
0.71%, (SOFR + 0.70%), 1/20/23(1)	—	—	(4,546,503)	12,503	(21,490)	—	2,375	—
3.772% to 1/24/28, 1/24/29(1)	—	—	(1,142,216)	122,216	(125,574)	—	214	—
4.875%, 11/1/22(1)	—	—	(1,207,629)	50,463	(57,012)	—	3,716	—
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	52,287,209	179,750,125	(231,373,967)	(2,167)	—	661,200	13,736	661,200

Totals				$183,015	$(159,846)	$5,216,645	$112,958

(1)     May be deemed to be an affiliated issuer as of March 1, 2021.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2021, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$69,103,142	$—	$69,103,142
Collateralized Mortgage Obligations	—	24,034,327	—	24,034,327
Commercial Mortgage-Backed Securities	—	50,967,068	—	50,967,068
U.S. Government Agency Mortgage-Backed Securities	—	64,563,601	—	64,563,601
Corporate Bonds	—	241,400,121	—	241,400,121
Preferred Securities	4,993,657	—	—	4,993,657
Senior Floating-Rate Loans	—	8,626,277	—	8,626,277
Sovereign Government Bonds	—	7,129,481	—	7,129,481
Taxable Municipal Obligations	—	11,481,298	—	11,481,298
U.S. Treasury Obligations	—	116,544,616	—	116,544,616
Short-Term Investments	—	661,200	—	661,200
Total Investments	$4,993,657	$594,511,131	$—	$599,504,788
Futures Contracts	$775,522	$—	$—	$775,522
Total	$5,769,179	$594,511,131	$—	$600,280,310

Liability Description
Futures Contracts	$(602,620)	$—	$—	$(602,620)
Total	$(602,620)	$—	$—	$(602,620)

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.